Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade Receivables [Abstract]
Summary of Trade Receivables

	2023	2022
Trade receivables	114,171	104,685
Less: allowance for expected credit losses	(1,220)	(3,730)
Trade receivables—net	112,951	100,955

Summary of Carrying Amounts By Currency

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2023	2022
EUR	31,523	26,692
USD	27,828	23,192
GBP	20,909	22,004
CNY	19,445	17,372
SEK	5,939	3,377
SGD	1,934	1,525
HKD	1,074	3,667
Other	4,299	3,126
Total	112,951	100,955